SHAREHOLDERS' EQUITY (SCHEDULE OF PERFORMANCE SHARE-BASED COMPENSATION) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shareholder Return Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period (in units)	382	193	0
Granted (in units)	142	212	203
Additional shares issued pursuant to achieving certain performance criteria (in units)	0	0
Vested (in units)	0	0
Forfeited (in units)	(5)	(23)	(10)
Awards outstanding, end of period (in units)	519	382	193
Performance unit payout	150.00%
Operating Return on Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period (in units)	204	0	0
Granted (in units)	142	212	0
Additional shares issued pursuant to achieving certain performance criteria (in units)	0	0
Vested (in units)	0	0
Forfeited (in units)	(3)	(8)	0
Awards outstanding, end of period (in units)	343	204	0
Pre-Tax Operating Income Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period (in units)	470	977	836
Granted (in units)	0	0	203
Additional shares issued pursuant to achieving certain performance criteria (in units)	142	223
Vested (in units)	(434)	(668)
Forfeited (in units)	(2)	(62)	(62)
Awards outstanding, end of period (in units)	176	470	977